Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade and Other Payables

		UNITED STATES DOLLAR
		2020	2019	2018
27.1	TRADE AND OTHER PAYABLES
	Trade payables	133.4	138.1
	Accruals and other payables	271.6	195.4
	Payroll payables	43.0	36.8
	Leave pay accrual	55.6	44.7
	Interest payable on loans	7.5	11.5
	Damang - contract termination 1	39.5	40.3

	Trade and other payables	550.6	466.8

27.2	DERIVATIVE FINANCIAL LIABILITIES
	Ghanaian oil derivative contracts	10.0	—
	Australian oil derivative contracts	5.1	—
	Peruvian copper derivative contracts	14.0	—
	Australian gold derivative contracts	—	78.3
	South Deep gold derivative contracts	—	12.6
	Ghanaian gold derivative contracts	—	36.4
	Australian foreign currency derivative contracts	—	0.3

	Total derivative financial liabilities 2	29.1	127.6
	Non-current derivative financial liabilities 3	(7.3)	—

	Derivative financial liabilities	21.8	127.6